Debt- Short-term debt and current portion of long-term debt (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt
Unamortized debt issuance costs	$ 229,725
TOI Parent Inc.
Debt
Short-term debt and current portion of long-term debt	4,895,275	$ 5,367,758
Unamortized debt issuance costs	229,725	282,512	$ 0
TOI Parent Inc. | 1% Paycheck Protection Program Loan, due May 13, 2022
Debt
Short-term debt and current portion of long-term debt		2,000,000
TOI Parent Inc. | 1% Small Business Administration Loan, due May 2, 2022
Debt
Short-term debt and current portion of long-term debt		2,992,758
TOI Parent Inc. | Current portion of term loan payable
Debt
Short-term debt and current portion of long-term debt	$ 5,125,000	$ 375,000